Property and equipment, net - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Depreciation expense recognized	$ 4	$ 137	$ 319
Discontinued operations
Property and equipment, net
Depreciation expense recognized			523
Continuing and discontinued operations
Property and equipment, net
Depreciation expense recognized			842
Cost of revenues
Property and equipment, net
Depreciation expense recognized			1
Cost of revenues | Discontinued operations
Property and equipment, net
Depreciation expense recognized			10
Cost of revenues | Continuing and discontinued operations
Property and equipment, net
Depreciation expense recognized			11
Research and development expenses
Property and equipment, net
Depreciation expense recognized			32
Research and development expenses | Discontinued operations
Property and equipment, net
Depreciation expense recognized			188
Research and development expenses | Continuing and discontinued operations
Property and equipment, net
Depreciation expense recognized			220
Sales and marketing expenses
Property and equipment, net
Depreciation expense recognized	$ 4	125	187
Sales and marketing expenses | Discontinued operations
Property and equipment, net
Depreciation expense recognized			32
Sales and marketing expenses | Continuing and discontinued operations
Property and equipment, net
Depreciation expense recognized			219
General and administrative expenses
Property and equipment, net
Depreciation expense recognized		$ 12	99
General and administrative expenses | Discontinued operations
Property and equipment, net
Depreciation expense recognized			293
General and administrative expenses | Continuing and discontinued operations
Property and equipment, net
Depreciation expense recognized			$ 392